ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts receivable and other

AS AT DEC. 31 (MILLIONS)	Note	2021	2020
Accounts receivable	(a)	$11,332	$10,113
Prepaid expenses and other assets	(a)	8,162	6,335
Restricted cash	(b)	2,266	2,395
Sustainable resources	(c)	—	85
Total		$21,760	$18,928

Schedule of current and non-current accounts receivable	The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
Current	$16,098	$14,187
Non-current	5,662	4,741
Total	$21,760	$18,928

Schedule of change in balance of timberlands and other agricultural assets
The following table presents the change in the balance of timber and other agricultural assets:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Balance, beginning of year	$85	$109
Additions	28	75
Dispositions	(63)	—
Fair value adjustments	(5)	2
Decrease due to harvest	(41)	(61)
Foreign currency changes	(4)	(40)
Balance, end of year	$—	$85

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$383	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	451	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,316	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	77 / (1,311)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(1,403)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Timber / agricultural prices	•Increases (decreases) in price increase (decrease) fair value	•Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	•Discount rate /terminal capitalization rate	•Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	•Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	•Exit Date	•Increases (decreases) in exit date decrease (increase) fair value	•Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The following table summarizes the key valuation metrics of the company’s investment properties:

	2021			2020
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	5.9%	4.6%	11	6.0%	4.6%	11
Transitional and Development[1]	7.3%	5.8%	10	7.2%	5.9%	10
LP investments[1]	9.1%	5.9%	13	9.4%	6.0%	14
Other investment properties[2]	8.7%	n/a	n/a	5.0 – 8.7%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure and Residential Development segments.
The following table presents our renewable power and transition property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2021	2020
North America	$32,629	$28,044
Colombia	8,497	8,150
Europe	3,935	4,912
Brazil	3,547	3,005
Other[1]	1,709	1,095
	$50,317	$45,206
1. Other refers primarily to China, India and Chile.
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2021 and 2020 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2021	2020	2021	2020	2021	2020	2021	2020
Discount rate
Contracted	4.1 – 4.3%	4.1 – 4.5%	7.2%	7.3%	7.9%	8.1%	3.9%	3.0 – 3.6%
Uncontracted	5.4 – 5.6%	5.6 – 6.0%	8.5%	8.6%	9.2%	9.4%	3.9%	3.6 – 4.7%
Terminal capitalization rate[1]	4.8 – 5.1%	5.8 – 6.2%	n/a	n/a	8.0%	8.9%	n/a	n/a
Exit date	2042	2041	2048	2048	2041	2040	2036	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Key valuation metrics of the company’s utilities, transport, midstream and sustainable resources assets at the end of 2021 and 2020 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2021	2020	2021	2020	2021	2020	2021	2020
Discount rates	7 – 11%	7 – 14%	7 – 14%	7 – 13%	15%	15%	n/a	6%
Terminal capitalization multiples	20x	7x – 23x	9x – 15x	9x – 14x	10x	10x	n/a	6x
Investment horizon/Exit date (years)	10 – 20	10	10	10	5 – 10	5 – 10	n/a	10